Employee Cost - Summary of Equity Settled Share Based Payments (Detail)	12 Months Ended
	Mar. 31, 2023 ₨ / shares	Mar. 31, 2022 ₨ / shares
Disclosure Of Employee Salaries And Benefit Expenses [line items]
Options outstanding at the beginning of the year	6,662,551	6,804,003
Granted during the year	0	335,209
Forfeited/Expired during the year	(3,045,214)	(122,419)
Exercised during the year	(753,622)	(354,242)
Options Outstanding at the end of the year	2,863,715	6,662,551
Remaining contractual life	3 months
Top of range [member]
Disclosure Of Employee Salaries And Benefit Expenses [line items]
Number of shares to be issued for outstanding options (conditional on performance measures)	4,295,573	9,993,827
Share price for options exercised during the year	₨ 490	₨ 530
Remaining contractual life		15 months
Bottom of range [member]
Disclosure Of Employee Salaries And Benefit Expenses [line items]
Number of shares to be issued for outstanding options (conditional on performance measures)	1,431,858	3,331,276
Share price for options exercised during the year	₨ 372	₨ 392
Remaining contractual life		3 months